Leases - Additional Information (Detail) - USD ($)	1 Months Ended
	Sep. 30, 2019	Jul. 31, 2017	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating lease, Term of contract		8 years
Operating lease, Option to extend		one additional three-year period
Operating lease liability		$ 9,500,000		$ 7,884
Operating lease right-of-use asset		9,800,000	$ 6,988,000	7,480,000	$ 8,387,000
Tenant improvements		300,000
Operating lease obligation due				$ 0	$ 0
Accrued rent		$ 1,700,000
Percentage of annual increase of fixed annual rent payable		3.00%
Operating lease, Future minimum rent payments due		$ 15,600,000
Proceeds from line of credit		$ 600,000
The Two Hundred And One Brookline Avenue Lease [Member]
Operating lease, Term of contract	10 years
Operating lease, Option to extend	two five-year periods
Accrued rent	$ 5,100,000
Percentage of annual increase of fixed annual rent payable	3.00%
Proceeds from line of credit	$ 1,700,000
Payment for tenant improvements	$ 12,700,000
The Two Hundred And One Brookline Avenue Lease [Member] | Subsequent Event [Member] | Letter of Credit [Member]
Additional letter of credit			$ 1,700,000